J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 6, 2017

to the Summary Prospectuses and

Prospectuses dated November 1, 2016, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan U.S. Dynamic Plus Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jason Alonzo	2017	Managing Director
Pavel Vaynshtok	2017	Managing Director
Dennis S. Ruhl	2012	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers – U.S. Dynamic Plus Fund” is hereby deleted in its entirety and the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers – Intrepid America Fund; Intrepid Growth Fund; Intrepid Value Fund” is replaced by the following:

Intrepid America Fund

Intrepid Growth Fund

Intrepid Value Fund

U.S. Dynamic Plus Fund

Each Fund’s portfolio management team utilizes a team-based approach and uses the models, insights and recommendations of the broader Behavioral Finance Team. The team is led by Jason Alonzo, Pavel Vaynshtok and Dennis S. Ruhl. Messers. Alonzo and Vaynshtok are the lead portfolio managers for the Funds and are primarily responsible for portfolio construction. Mr. Alonzo, Managing Director of JPMIM, has been with JPMIM or its affiliates (or one of their predecessors) since 2000 and has been a member of the portfolio management team since 2003. Mr. Vaynshtok, Managing Director of JPMIM and a CFA charterholder, has worked as a portfolio manager for JPMIM or its affiliates since 2011. From 2004 to 2011, Mr. Vaynshtok was a portfolio manager and the head of quantitative research at ING Investment Management. Mr. Ruhl, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

SUP-USDP-717

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

J P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 6, 2017 to the Statement of

Additional Information dated November 1, 2016, as supplemented

Effective immediately, the portfolio manager information for JPMorgan U.S. Dynamic Plus Fund (the “Fund”) in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of May 31, 2017:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Dynamic Plus Fund
Jason Alonzo	8	$6,688,596	5	$1,858,917	6	$387,079
Pavel Vaynshtok	7	6,670,602	5	1,858,917	6	364,017
Dennis Ruhl	27	15,771,951	9	2,913,888	16	1,679,690

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of May 31, 2017:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Dynamic Plus Fund
Jason Alonzo	0	$0	0	$0	0	$0
Pavel Vaynshtok	0	0	0	0	0	0
Dennis Ruhl	0	0	2	1,222,779	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares of each Fund beneficially owned by each portfolio manager, as of May 31, 2017:

Dollar Range of Securities in the Fund
	None	$1— $10,000	$10,001 - $50,000	$50,001— $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Dynamic Plus Fund
Jason Alonzo	X
Pavel Vaynshtok	X
Dennis Ruhl					X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USDP-717